DERIVATIVE INSTRUMENTS (Schedule of the Fair value of the outstanding non-designated foreign exchange contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments Schedule Of Fair Value Of Outstanding Non-designated Foreign Exchange Contracts Details
Fair value of foreign exchange non-designated hedge transactions	$ 6	$ 181
Fair value of foreign exchange non-designated hedge transactions	(147)	(92)
Total derivatives designated as hedging instruments	$ (141)	$ 89